     As filed with the Securities and Exchange Commission on May 1, 2000
                                                1933 Act File No.   2-83616
                                                1940 Act File No.   811-3732

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ------------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 26


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 30


                            MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

              500 Boylston, Street, Boston, Massachusetts 02116
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (617) 954-5000
          Stephen E. Cavan, Massachusetts Financial Services Company
               500 Boylston Street, Boston, Massachusetts 02116
                   (Name and Address of Agent for Service)

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|X| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

==============================================================================

           SUPPLEMENT DATED JUNE 19, 2000 TO THE CURRENT PROSPECTUS
                                      OF
                MFS/SUN LIFE SERIES TRUST (THE "SERIES FUND")

THIS SUPPLEMENT DESCRIBES A NEW SERIES OF THE SERIES FUND -- THE TECHNOLOGY SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S PROSPECTUS DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE PROSPECTUS. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE TECHNOLOGY SERIES.

  ------------------
  I  EXPENSE SUMMARY     -- BEGINNING ON PAGE 1
  ------------------

o   EXPENSE TABLE

    This table describes the expenses that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:

    ANNUAL OPERATING EXPENSES (expenses that are deducted from the series' assets):
    ..........................................................................
                                                                  TECHNOLOGY
                                                                    SERIES
                                                                   --------
Management Fee ..................................................    0.75%
Other Expenses(1) ...............................................    0.28%
                                                                     -----
Total Annual Series Operating Expenses(1) .......................    1.03%
    Fee Waivers/Expense Reimbursement(2) ........................  (0.03)%
                                                                    ------
    Net Expenses(1) .............................................    1.00%

----------
    (1) The series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series.
    (2) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2001, unless modified with the consent of the board of trustees, which oversees the series.

o   EXAMPLE OF EXPENSES

    The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

    The example assumes that:

    o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

    The table is supplemented as follows:

    Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                                             YEAR 1       YEAR 3
    ----------------------------------------------------------------------------
    Technology Series                                         $102         $325

  -----------------------
  II  RISK RETURN SUMMARY    -- BEGINNING ON PAGE 4
  -----------------------

    THIS SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

    28:  TECHNOLOGY SERIES
 ..............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies that the series' investment adviser, MFS, believes have above average growth potential and will benefit from technological advances and improvements. These companies are in fields such as:

    o Computer software and hardware

    o Semiconductors

    o Minicomputers

    o Peripheral equipment

    o Scientific instruments

    o Telecommunications

    o Pharmaceuticals

    o Environmental services

    o Chemicals

    o Synthetic materials

    o Defense and commercial electronics

    o Data storage and retrieval

    o Biotechnology

    o Health care and medical supplies.

    The series will invest in technology companies of any size including smaller, lesser known companies that are in the developing stages of their life cycle and offer the potential for accelerated earnings or revenue growth (emerging growth companies).

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented series (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

    The series may invest in other securities that the adviser believes offer an opportunity for capital appreciation. These securities may include fixed income securities, including lower rated bonds, when relative values make such purchases attractive. Lower rated bonds, commonly referred to as junk bonds, are bonds assigned low credit ratings by credit agencies or which are unrated and considered by MFS to be comparable to lower rated bonds. The series may also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

    The series may also engage in short sales where the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. In a short sale, the series must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The series may also engage in short sales "against the box" where the series owns or has the right to obtain, at no additional cost, the securities that are sold short.

    The series may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Technology Companies Risks:

        > Company Risk: Companies in the technology industry face special risks.
          For example, their products may fall out of favor or become obsolete in relatively short periods of time. Also, many of their products may not become commercially successful. Therefore, investments in the stocks of technology companies can be volatile.

        > Concentration Risk: The series' investment performance will be closely tied to the performance of companies in a limited number of industries. Companies in a single industry often are faced with the same obstacles, issues and regulatory burdens, and their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a fund with a more broadly diversified portfolio.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Emerging Growth and Growth Companies Risk: Investments in emerging growth and growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. In addition, emerging growth companies often:

        > have limited product lines, markets and financial resources

        > are dependent on management by one or a few key individuals

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

    o Small Cap Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o Short Sales Risk: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box" and is potentially unlimited.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Fixed Income Securities Risk:

        > Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

        > Maturity Risk: This interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

        > Credit Risk: The series is subject to the risk that the issuer of a fixed income security will not be able to pay principal and interest when due.

        > Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Lower Rated Bonds Risk:

        > Higher Credit Risk: Junk bonds are subject to a substantially higher risk that the issuer will default on payments of principal and interest than higher rated bonds.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Active or Frequent Trading Risk: The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the series had not commenced investment operations as of December 31, 1999.

  --------------------------------------------
  III  CERTAIN INVESTMENT STRATEGIES AND RISKS   -- BEGINNING ON PAGE 86
  --------------------------------------------

    The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the series' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).

  ----------------------------
  IV  MANAGEMENT OF THE SERIES   -- BEGINNING ON PAGE 87
  ----------------------------

o   INVESTMENT ADVISER

    Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.

o   PORTFOLIO MANAGERS

    This section is supplemented as follows:

SERIES                                                  PORTFOLIO MANAGERS
------                                                  ------------------
Technology Series          The series' portfolio manager is David Sette-Ducatti, a Vice President of
                           MFS. Mr. Sette-Ducatti has been employed in the investment management area of
                           MFS since 1995 and has been the manager of the series since inception.

  ----------
  APPENDIX A
  ----------

o   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES
    ..........................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------
                                                                  TECHNOLOGY
                                                                    SERIES
                                                                  ----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and Multiclass Pass-
          Through Securities                                          --
        Corporate Asset-Backed Securities                             --
        Mortgage Pass-Through Securities                               x
        Stripped Mortgage-Backed Securities                           --
      Corporate Securities                                             x
      Loans and Other Direct Indebtedness                             --
      Lower Rated Bonds                                                x
      Municipal Bonds                                                 --
      Speculative Bonds                                                x
      U.S. Government Securities                                       x
      Variable and Floating Rate Obligations                          --
      Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds        --
    Equity Securities                                                  x
    Foreign Securities Exposure
      Brady Bonds                                                     --
      Depositary Receipts                                              x
      Dollar-Denominated Foreign Debt Securities                       x
      Emerging Markets                                                 x
      Foreign Securities                                               x
    Forward Contracts                                                  x
    Futures Contracts                                                  x
    Indexed Securities/Structured Products                             x
    Inverse Floating Rate Obligations                                 --
    Investment in Other Investment Companies
      Open-End Funds                                                   x
      Closed-End Funds                                                 x
    Lending of Portfolio Securities                                    x
    Leveraging Transactions
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                             --
      Reverse Repurchase Agreements                                   --
    Options
      Options on Foreign Currencies                                    x
      Options on Futures Contracts                                     x
      Options on Securities                                            x
      Options on Stock Indices                                         x
      Reset Options                                                    x
      "Yield Curve" Options                                            x
    Repurchase Agreements                                              x
    Restricted Securities                                              x
    Short Sales                                                        x
    Short Sales Against the Box                                        x
    Short Term Instruments                                             x
    Swaps and Related Derivative Instruments                           x
    Temporary Borrowings                                               x
    Temporary Defensive Positions                                      x
    Warrants                                                           x
    "When-Issued" Securities                                           x

                THE DATE OF THIS SUPPLEMENT IS JUNE 19, 2000.

                                                        SUN-16SGSMC 12/99 250M

                         SUPPLEMENT DATED JUNE 19, 2000
               TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
                                      OF
                MFS/SUN LIFE SERIES TRUST (THE "SERIES FUND")

THIS SUPPLEMENT DESCRIBES A NEW SERIES OF THE SERIES FUND -- THE TECHNOLOGY SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE STATEMENT OF ADDITIONAL INFORMATION. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE TECHNOLOGY SERIES.

1. DEFINITIONS -- PAGE 3

    This section is supplemented as follows:

        The number "28" replaces the number "27" at the end of the first paragraph.

    The following item is added at the end of the list of investment options:

        "28. Technology Series*"

2. INVESTMENT TECHNIQUES, PRACTICES AND RISKS -- BEGINNING ON PAGE 4

    This section is supplemented by adding the following disclosure at the end of the section on page 5:

        "26. TECHNOLOGY SERIES

            Foreign Securities: ....... 50%

            Lower Rated Bonds: ........ 30%

            Securities Lending: ....... 30%

            Short Sales: .............. Underlying value minus collateral 40%
                                        of net assets"

3. INVESTMENT RESTRICTIONS -- BEGINNING ON PAGE 5

    This section is supplemented by adding the following disclosure at the end of the section on page 12:

        "(16) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE TECHNOLOGY
SERIES:

    The Technology Series may not:

      (1) Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed.

      (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

      (3) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contract, Futures Contract, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security.

      (4) Make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series" assets in repurchase agreements shall not be considered the making of a loan.

      (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities.

      (6) Purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

In addition, the Series has the following nonfundamental policies which may be changed without shareholder approval.

The Series will not:

      (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Series' net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series' Board of Trustees (or its delegee), will not be subject to this 15% limitation.

      (2)  Invest for the purpose of exercising control or management.

      (3) Invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

                THE DATE OF THIS SUPPLEMENT IS JUNE 19, 2000.

                                     PART C


ITEM 23.    FINANCIAL STATEMENTS AND EXHIBITS

            (A)   FINANCIAL STATEMENTS INCLUDED IN PART A:


                  Not Applicable


                  FINANCIAL STATEMENTS INCLUDED IN PART B:


                  Not Applicable


            (B)   EXHIBITS:

                         1    (a)  Amended and Restated Declaration of
                                   Trust of Registrant dated December 29,
                                   1997.  (3)


                              (b)  Amendment to the Declaration of Trust
                                   changing the name of a series, dated April
                                   29, 1998.  (8)


                              (c) Amendment to the Declaration of Trust, to change the name of certain series, dated April 29, 1999. (6)


                              (d)  Amendment to the Declaration of Trust
                                   establishing a new series, dated August
                                   12, 1999.  (8)

                              (e) Amendment to the Declaration of Trust to change the name of a series, dated December 1, 1999. (8)

                              (f) Form of Amendment to the Declaration of Trust establishing a new series; filed herewith.


                         2         By-Laws of Registrant dated February 6,
                                   1998.  (3)

                         3         Not Applicable.

                         4    (a)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company dated May 24, 1985.  (3)

                              (b)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company dated July 23, 1986.  (3)

                              (c)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company dated January 26,
                                   1988.  (3)

                              (d)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the World Growth Series dated November 1, 1993. (3)

                              (e)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the
                                   Utilities Series dated November 1,
                                   1993.  (3)

                              (f)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the
                                   Research Series dated September 16,
                                   1994.  (3)

                              (g)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the World
                                   Asset Allocation Series dated September
                                   16, 1994.  (3)

                              (h)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the World
                                   Total Return Series dated September 16,
                                   1994.  (3)

                              (i)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the
                                   Emerging Growth Series dated May 1,
                                   1995.  (3)

                              (j)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the MFS/Foreign
                                   & Colonial International Growth Series dated
                                   September 1, 1995. (3)

                              (k)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the
                                   MFS/Foreign & Colonial International
                                   Growth and Income Series dated September
                                   1, 1995.  (3)

                              (l)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the MFS/Foreign
                                   & Colonial Emerging Markets Equity Series
                                   dated September 1, 1995.  (3)

                              (m)  Sub-Advisory Agreement by and between
                                   Massachusetts Financial Services Company and
                                   Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                              (n)  Sub-Advisory Agreement by and between
                                   Massachusetts Financial Services Company and
                                   Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                              (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                              (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                              (q)  Sub-Advisory Agreement by and between
                                   Massachusetts Financial Services Company and
                                   Foreign & Colonial Management Limited
                                   relating to the World Growth Series dated May 1, 1996. (3)

                              (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

                              (s)  Investment Advisory Agreement between
                                   Registrant and Massachusetts Financial
                                   Services Company relating to the Value
                                   Series dated May 1, 1996.  (3)

                              (t)  Investment Advisory Agreement between
                                   Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

                              (u)  Amendment to the Investment Advisory
                                   Agreement by and between Massachusetts
                                   Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

                              (v)  Investment Advisory Agreement between
                                   Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                              (w)  Investment Advisory Agreement between
                                   Registrant, on behalf of the Equity
                                   Income Series, and Massachusetts
                                   Financial Services Company dated May 1,
                                   1998.  (5)

                              (x)  Investment Advisory Agreement between
                                   Registrant, on behalf of the Massachusetts
                                   Investors Growth Stock Series, and
                                   Massachusetts Financial Services Company dated May 1, 1998. (5)

                              (y)  Investment Advisory Agreement between
                                   Registrant, on behalf of the New
                                   Discovery Series, and Massachusetts
                                   Financial Services Company dated May 1,
                                   1998.  (5)

                              (z)  Investment Advisory Agreement between
                                   Registrant, on behalf of the Research
                                   International Series, and Massachusetts
                                   Financial Services Company dated May 1,
                                   1998.  (5)

                              (aa) Investment Advisory Agreement between
                                   Registrant, on behalf of the Strategic
                                   Income Series, and Massachusetts
                                   Financial Services Company dated May 1,
                                   1998.  (5)


                              (bb) Investment Advisory Agreement between
                                   Registrant, on behalf of the Strategic
                                   Growth Series, and Massachusetts
                                   Financial Services Company.  (8)

                              (cc) Form of Investment Advisory Agreement
                                   between Registrant, on behalf of
                                   Technology Series, and Massachusetts
                                   Financial Services Company; filed
                                   herewith.


                         5         Not Applicable.

                         6         Not Applicable.

                         7    (a)  Custodian Agreement between Registrant
                                   and State Street Bank and Trust Company
                                   dated May 24, 1985.  (3)

                              (b)  Amendment dated July 23, 1986 to
                                   Custodian Agreement.  (3)

                         8    (a)  Shareholder Servicing Agent Agreement
                                   between Registrant and MFS Service Center,
                                   Inc., dated August 1, 1985.  (3)

                              (b)  Master Administrative Services
                                   Agreement, dated March 1, 1997, as
                                   amended and restated April 1, 1999.  (2)

                         9    (a)  Consent and Opinion of Counsel dated
                                   April 24, 1998.  (4)


                              (b)  Legal Opinion Consent dated April 24,
                                   2000.  (8)

                        10         Consent of Deloitte & Touche LLP.(8)


                        11         Not Applicable.

                        12         Not Applicable.

                        13         Not Applicable.

                        14         Not Applicable.

                        15         Not Applicable.

                        16    (a)  Code of Ethics for the Series pursuant to
                                   Rule 17j-1 under the Investment Company Act of 1940. (7)

                              (b) Code of Ethics for the Series' adviser and distributor pursuant to Rule 17j-1 under the Investment Company Act of
                                   1940.  (7)


                        Power of Attorney dated February 3, 2000.(8)


----------
(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed via EDGAR on April 29, 1997.
(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed via EDGAR on March 31, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed via EDGAR on February 13, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed via EDGAR on April 29, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed via EDGAR on February 22, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed via EDGAR on August 13, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 67 for Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) filed with the SEC on March 29, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed via EDGAR on April 28, 2000.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 25.    INDEMNIFICATION

            Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

            In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

            VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

            MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

            MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

            MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

            MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

            MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

            MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

            MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

            MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

            MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

            MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

            MFS

            The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

            MASSACHUSETTS INVESTORS TRUST
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            MFS GROWTH OPPORTUNITIES FUND
            MFS GOVERNMENT SECURITIES FUND
            MFS SERIES TRUST I
            MFS SERIES TRUST V
            MFS SERIES TRUST VI
            MFS SERIES TRUST X
            MFS GOVERNMENT LIMITED MATURITY FUND

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.


            MFS SERIES TRUST II

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS GOVERNMENT MARKETS INCOME TRUST
            MFS INTERMEDIATE INCOME TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS SERIES TRUST III

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS SERIES TRUST IV
            MFS SERIES TRUST IX

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS SERIES TRUST VII

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS SERIES TRUST VIII

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS MUNICIPAL SERIES TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS VARIABLE INSURANCE TRUST
            MFS SERIES TRUST XI
            MFS INSTITUTIONAL TRUST

            Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS MUNICIPAL INCOME TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS MULTIMARKET INCOME TRUST
            MFS CHARTER INCOME TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS SPECIAL VALUE TRUST

            Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

            MFS/SUN LIFE SERIES TRUST

            C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

            MONEY MARKET VARIABLE ACCOUNT
            HIGH YIELD VARIABLE ACCOUNT
            CAPITAL APPRECIATION VARIABLE ACCOUNT
            GOVERNMENT SECURITIES VARIABLE ACCOUNT
            TOTAL RETURN VARIABLE ACCOUNT
            GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            MANAGED SECTORS VARIABLE ACCOUNT

            C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

            MIL FUNDS

            Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS MERIDIAN FUNDS

            Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

            VERTEX

            Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MIL

            Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

            MIL-UK

            Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

            MFSI - AUSTRALIA

            Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFS HOLDINGS - AUSTRALIA

            Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

            MFD

            Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

            MFSC

            Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

            MFSI

            Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

            RSI

            Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

            MIMCO

            Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

            MFS TRUST

            The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

            In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

            Donald A. Stewart          Chairman, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West, Toronto, Ontario, Canada
                                        (Mr. Stewart is also an officer
                                        and/or Director of various
                                        subsidiaries and affiliates of Sun
                                        Life)

            C. James Prieur            President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West,
                                        Toronto, Ontario, Canada (Mr. Prieur
                                        is also an officer and/or Director of
                                        various subsidiaries and affiliates
                                        of Sun Life)

            William W. Stinson         Director, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West,  Toronto, Ontario,
                                        Canada; Director, United Dominion
                                        Industries Limited, Charlotte, N.C.;
                                        Director, PanCanadian Petroleum
                                        Limited, Calgary, Alberta; Director,
                                        LWT Services, Inc., Calgary Alberta;
                                        Director, Western Star Trucks, Inc.,
                                        Kelowna, British Columbia; Director,
                                        Westshore Terminals Income Fund,
                                        Vancouver, British Columbia; Director
                                        (until 4/99), Canadian Pacific Ltd.,
                                        Calgary, Alberta

ITEM 27.    DISTRIBUTORS

            None

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                              ADDRESS

            Massachusetts Financial Services       500 Boylston Street
               Company (investment adviser)        Boston, MA  02116

            MFS Service Center, Inc.               2 Avenue de Lafayette
                                                   Boston, MA  02111

            State Street Bank and Trust Company    State Street South
                                                   5-North
                                                   North Quincy, MA  02171

            Sun Life Assurance Company of Canada   One Copley Place
            Retirement Products and Services       Suite 200
                                                   Boston, MA  02116

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of April, 2000.

                                    MFS/SUN LIFE SERIES TRUST


                                    By:    JAMES R. BORDEWICK, JR.
                                       ---------------------------------
                                    Name:  James R. Bordewick, Jr.
                                    Title: Assistant Clerk and Assistant
                                           Secretary



    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2000.


        SIGNATURE                                TITLE
        ---------                                -----


C. JAMES PRIEUR*                    Principal Executive Officer
-------------------------------
C. James Prieur


W. THOMAS LONDON*                   Treasurer (Principal Financial Officer
-------------------------------      and Principal Accounting Officer)
W. Thomas London


SAMUEL ADAMS*                       Trustee
-------------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*               Trustee
-------------------------------
J. Kermit Birchfield


WILLIAM R. GUTOW*                   Trustee
-------------------------------
William R. Gutow


GARTH MARSTON*                      Trustee
-------------------------------
Garth Marston


DAVID D. HORN*                      Trustee
-------------------------------
David D. Horn


DERWYN F. PHILLIPS*                 Trustee
-------------------------------
Derwyn F. Phillips





                                    *By:  JAMES R. BORDEWICK, JR.
                                        ------------------------------
                                    Name: James R. Bordewick, Jr.
                                          as Attorney-in-fact

                                    Executed by James R. Bordewick,
                                    Jr. on behalf of those
                                    indicated pursuant to a Power
                                    of Attorney filed via EDGAR
                                    with Post-Effective Amendment
                                    No. 25 to the Registrant's
                                    Registration Statement on April
                                    28, 1999.

                                INDEX TO EXHIBITS


EXHIBIT NO.                   DESCRIPTION OF EXHIBIT              PAGE NO.


    1    (f)            Form of Amendment to the Declaration
                         of Trust establishing a new series


    4    (cc)           Form of Investment Advisory
                        Agreement between Registrant, on
                        behalf of the Techonology Series,
                        and Massachusetts Financial
                        Services Company.